Note 4 - Labor Costs - Summary of Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Wages, salaries and social security costs	$ 1,144,341	$ 988,794	$ 1,327,968
Severance indemnities	34,497	73,741	176,950
Defined contribution plans	12,401	10,758	13,286
Pension benefits - defined benefit plans	15,066	10,563	14,813
Employee retention and long term incentive program	15,441	16,474	(5,660)
	1,221,746	1,100,330	1,527,357
From discontinued operations	(853)	(28,306)	(24,665)
	$ 1,220,893	$ 1,072,024	$ 1,502,692
Number of employees	21,605	19,399	21,741
Discontinued operations [member]
Statement Line Items [Line Items]
Number of employees		323	292
Continuing operations [member]
Statement Line Items [Line Items]
Number of employees	21,605	19,076	21,449
ARGENTINA
Statement Line Items [Line Items]
Number of employees	5,221	4,755	5,388
MEXICO
Statement Line Items [Line Items]
Number of employees	5,139	4,968	5,101
BRAZIL
Statement Line Items [Line Items]
Number of employees	1,382	1,166	2,050
UNITED STATES
Statement Line Items [Line Items]
Number of employees	1,953	1,636	2,190
ITALY
Statement Line Items [Line Items]
Number of employees	2,088	1,979	2,030
ROMANIA
Statement Line Items [Line Items]
Number of employees	1,870	1,631	1,624
CANADA
Statement Line Items [Line Items]
Number of employees	919	473	546
INDONESIA
Statement Line Items [Line Items]
Number of employees	506	509	532
COLOMBIA
Statement Line Items [Line Items]
Number of employees	1,003	750	636
JAPAN
Statement Line Items [Line Items]
Number of employees	410	458	508
Other geographical areas [member]
Statement Line Items [Line Items]
Number of employees	1,114	1,074	1,136